Contents of Significant Accounts - Operating Revenues - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of additional information about revenue [Abstract]
Revenue that was included in contract liability balance at beginning of period	$ 3,416	$ 2,871
Transaction price allocated to unsatisfied performance obligations	355	195
Asset recognized from the cost to fulfill a contract with customer	$ 584	$ 877